Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents (Note 4)	$ 278,230	$ 247,612
Accounts receivable, net of allowances for doubtful accounts and billing adjustments of $3.4 million and $3.9 million at 2013 and 2012, respectively	264,238	247,083
Deferred income tax assets (Note 14)	14,770	9,825
Prepaid expenses and other current assets (Note 5)	96,695	70,206
Total current assets	653,933	574,726
Goodwill (Note 6)	1,543,179	518,344
Other intangible assets, net of accumulated amortization (Note 7)	481,419	130,054
Computer software, net of accumulated amortization (Note 8)	369,773	226,917
Property and equipment, net of accumulated depreciation and amortization (Note 9)	265,216	260,389
Contract acquisition costs, net of accumulated amortization (Note 10)	184,890	161,267
Equity investments, net (Note 11)	94,133	87,764
Deferred income tax assets (Note 14)	5,840	5,334
Other assets	88,185	59,043
Total assets	3,686,568	2,023,838
Current liabilities:
Accrued salaries and employee benefits	38,775	26,243
Accounts payable	36,463	63,370
Current portion of long-term borrowings (Note 12)	34,257	27,361
Current portion of obligations under capital leases (Note 12)	23,032	13,263
Other current liabilities (Note 13)	164,688	100,282
Total current liabilities	297,215	230,519
Long-term borrowings, excluding current portion (Note 12)	1,428,251	174,859
Deferred income tax liabilities (Note 14)	228,727	48,074
Obligations under capital leases, excluding current portion (Note 12)	7,500	17,155
Other long-term liabilities	82,797	68,791
Total liabilities	2,044,490	539,398
Redeemable noncontrolling interest in consolidated subsidiary	39,652	39,505
Commitments and contingencies (Note 15)
Shareholders' equity (Notes 17, 18, 19, and 20):
Common stock - $0.10 par value. Authorized 600,000 shares; 202,790 and 202,471 issued at 2013 and 2012, respectively; 187,717 and 187,031 outstanding at 2013 and 2012, respectively	20,279	20,247
Additional paid-in capital	165,841	141,793
Accumulated other comprehensive income, net	3,749	1,408
Treasury stock, at cost (15,073 and 15,440 shares at 2013 and 2012, respectively)	(326,996)	(287,301)
Retained earnings	1,718,204	1,549,063
Total shareholders' equity	1,581,077	1,425,210
Noncontrolling interests in consolidated subsidiaries	21,349	19,725
Total equity	1,602,426	1,444,935
Total liabilities and equity	$ 3,686,568	$ 2,023,838